FIXED ASSETS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020
PROPERTY AND EQUIPMENT
Depreciation expense	$ 207,440	$ 10,918	$ 0	$ 64,980	$ 99,693	$ 69,655